Basic and Diluted Earnings Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Earnings from continuing operations	$ 913	$ 839	$ 3,189	$ 2,471
Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	12		6
Net dilutive effect of warrants outstanding				42
Denominator for diluted earnings per common share	5,919	5,907	5,913	5,949
Earnings from continuing operations per common share:
Basic	$ 0.15	$ 0.14	$ 0.54	$ 0.42
Diluted	$ 0.15	$ 0.14	$ 0.54	$ 0.42
Stock Compensation Plan [Member]
Anti-dilutive securities (excluded from per share calculation):
Anti-dilutive securities	118	168	118	112
Warrant [Member]
Anti-dilutive securities (excluded from per share calculation):
Anti-dilutive securities	640	640	640	410